Net loss per share	6 Months Ended
Jun. 30, 2024
Net loss attributable to the Cheche’s ordinary shareholders per share
Net loss per share

18. Net loss per share

For the six months ended June 30, 2023 and 2024, the Company had potential ordinary shares, including preferred shares before the QIPO, restricted shares and share options granted. As the Group incurred losses for the six months ended June 30, 2023 and 2024, these potential preferred shares, restricted shares and shares options granted were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company.

Considering that the holders of preferred shares have no contractual obligation to participate in the Company’s losses, any losses from the Group should not be allocated to preferred shares.

18. Net loss per share (Continued)

The following table sets forth the computation of basic and diluted net loss per share for the six months ended June 30, 2023 and 2024:

	For the six months ended June 30,
	2023	2024
Numerator:
Net loss	(72,188)	(54,872)
Less: accretions to preferred shares redemption value	(109,991)	-
Net loss attributable to Cheche’s ordinary shareholders	(182,179)	(54,872)
Denominator:
Weighted average number of ordinary shares outstanding, basic	32,705,091	76,264,603
Weighted average number of ordinary shares outstanding, diluted*	32,705,091	76,264,603
Basic net loss per share attributable to Cheche’s ordinary shareholders	(5.57)	(0.72)
Diluted net loss per share attributable to Cheche’s ordinary shareholders	(5.57)	(0.72)

*	For the six months ended June 30, 2023 and 2024, the Company had potential ordinary shares, including preferred shares, restricted shares and share options. On a weighted average basis, 33,480,380 and nil preferred shares, 7,120,212 and 253,199 restricted shares, and 1,561,711 and 766,667 share options were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the six months ended June 30, 2023 and 2024, respectively.